Debt - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Principal Outstanding	$ 2,590,543	$ 2,590,543	$ 2,658,023
Unamortized debt issuance cost	(14,760)		(14,564)
Total	2,575,783		2,643,459
Short-term debt	10,190		10,190
Non-current debt	$ 2,565,593		$ 2,633,269